Discontinued Operations - Additional Information (Details) - USD ($) $ in Thousands			12 Months Ended
	Oct. 01, 2024	Sep. 06, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Oct. 30, 2024	Jul. 31, 2024
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale of business			$ 44,961	$ 0	$ 0
Disposed of by Sale | Cab structures
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total consideration							$ 40,000
Proceeds from sale of business	$ 20,000	$ 20,000
Transition services			$ 3,200
Held-for-Sale | Industrial Automation
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total consideration						$ 1,500
Note receivable						500
Earn out potential						$ 1,500